Note 10 - Property and Equipment	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
Note 10.	Property and Equipment

[US$ thousands]	Office properties	Furniture and fixtures	Equipment	Leasehold improvements	Total
Cost:
As of January 1, 2021	8,250	773	29,705	1,733	40,462
Additions	-	13	1,020	2	1,034
Acquisition of a subsidiary (Note 3)	234	4	26	7	271
Adjustments to right-of-use assets	2,029	-	457	-	2,486
Disposals	(243)	(4)	(2,331)	(2)	(2,580)
Effect of movements in exchange rates	(13)	(4)	(273)	(21)	(310)
As of December 31, 2021	10,257	782	28,604	1,719	41,363
Additions	-	45	3,505	19	3,570
Acquisition of a subsidiary (Note 3)	-	-	-	-	-
Adjustments to right-of-use assets	4,182	-	1,722	-	5,904
Disposals	(404)	-	(174)	-	(578)
Effect of movements in exchange rates	1	(5)	137	(15)	118
As of December 31, 2022	14,036	822	33,794	1,724	50,377

Depreciation and impairment:
As of January 1, 2021	3,917	586	16,670	1,124	22,295
Depreciation	2,407	86	6,440	251	9,184
Disposals	(243)	(2)	(2,309)	-	(2,554)
Effect of movements in exchange rates	6	-	153	13	172
As of December 31, 2021	6,086	670	20,955	1,388	29,097
Depreciation	2,047	61	5,016	196	7,321
Disposals	(404)	-	(174)	-	(577)
Effect of movements in exchange rates	(1)	-	(100)	12	(89)
As of December 31, 2022	7,728	732	25,696	1,596	35,754

Net book value as of December 31, 2021	4,171	111	7,649	331	12,263
Net book value as of December 31, 2022	6,308	90	8,097	127	14,623

	Office properties	Furniture and fixtures	Equipment	Leasehold improvements
Useful life	Up to 7 years	Up to 5 years	Up to 10 years, or term of lease contract	Up to 6 years, or term of lease contract
Depreciation method	Straight-line	Straight-line	Straight-line	Straight-line